TAXES - Tax Rate Reconciliation Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective income tax rate reconciliation, additional disclosures
U.S. corporate tax rate				35.00%	35.00%	35.00%
Provisional charge from enactment of U.S. tax reform (in dollars)		$ 5,475		$ 5,475
Annual increase (decrease) in effective income tax rate				45.80%
Increase related to U.S. tax reform				48.00%
Increase related to 2016 resolution of long-standing tax matter in Japan				9.50%
Increase related to intercompany payments				1.50%
Rate decrease from increased benefit in utilization of foreign tax credits				(5.40%)
Rate decrease from benefit related to intra-entity asset transfer in the first quarter of 2017				(5.10%)
Rate decrease from tax write-down of an intercompany investment in the fourth quarter of 2017				(1.70%)
Rate decrease from benefit due to the geographic mix of pre-tax earnings				(1.00%)
Benefit for effect of tax law changes on deferred tax assets and liabilities (in dollars)				$ 270
Expected
Effective income tax rate reconciliation, additional disclosures
U.S. corporate tax rate			21.00%
Additional charge expected from U.S. tax reform (in dollars)	$ 110